1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

August 17, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Company and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 1, 2012 to the Prospectus dated December 1, 2011 (as revised August 1, 2012), for the following funds, each a series of the Company:

iShares MSCI BRIC Index Fund

iShares MSCI Emerging Markets Asia Index Fund

iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund

iShares MSCI Emerging Markets Energy Sector Capped Index Fund

iShares MSCI Emerging Markets Growth Index Fund

iShares MSCI Emerging Markets Index Fund

iShares MSCI Emerging Markets Minimum Volatility Index Fund

iShares MSCI Emerging Markets Small Cap Index Fund

iShares MSCI Emerging Markets Value Index Fund

Any questions or comments should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures